UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.7%
Australia — 4.7%
409,885	BHP Billiton Ltd. (Materials)	$15,624,793
168,009	Macquarie Group Ltd.(a) (Diversified Financials)	11,914,685

		27,539,478

Belgium — 2.7%
179,246	InBev NV (Food, Beverage & Tobacco)	15,704,471

Brazil — 2.1%
417,941	Companhia Vale do Rio Doce Preference A Shares ADR (Materials)	12,091,033

Cyprus — 3.7%
622,320	Bank of Cyprus Public Co. Ltd. (Banks)	12,061,564
576,462	ProSafe SE(a) (Energy)	9,870,155

		21,931,719

France — 5.3%
122,399	Carrefour SA (Food & Staples Retailing)	9,456,780
89,617	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	5,086,733
64,743	Lafarge SA (Materials)	10,259,885
77,663	Technip SA (Energy)	6,331,958

		31,135,356

Germany — 16.3%
87,356	Bilfinger Berger AG (Capital Goods)	7,096,530
144,060	Daimler AG (Automobiles & Components)	14,636,648
916,400	Deutsche Telekom AG (Telecommunication Services)	20,289,111
136,388	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	17,714,870
121,243	Rheinmetall AG (Capital Goods)	10,055,801
243,567	SAP AG (Software & Services)	12,464,595
86,417	Siemens AG (Registered) (Capital Goods)	13,119,419

		95,376,974

Hong Kong — 5.2%
674,500	China Mobile Ltd. (Telecommunication Services)	12,333,572
878,000	Sun Hung Kai Properties Ltd.(b) (Real Estate)	18,262,591

		30,596,163

India — 0.8%
267,837	Indiabulls Financial Services Ltd. (Diversified Financials)	4,976,464

Italy — 3.0%
2,047,320	UniCredito Italiano SpA (Banks)	17,398,341

Japan — 14.0%
1,047,000	Asahi Glass Co. Ltd. (Capital Goods)	14,649,529
207,100	JFE Holdings, Inc. (Materials)	11,420,200
504,000	Mitsubishi Estate Co. Ltd. (Real Estate)	13,629,440
814,500	Nomura Holdings, Inc. (Diversified Financials)	14,702,881
932,900	Sumitomo Electric Industries Ltd. (Capital Goods)	14,528,462
206,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,245,590

		82,176,102

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — 0.9%
45,625	Millicom International Cellular SA SDR*(a) (Telecommunication Services)	$5,482,761

Mexico — 1.5%
244,115	Wal-Mart de Mexico SAB de CV Series C ADR (Food & Staples Retailing)	8,849,169

Netherlands — 4.6%
875,200	Aegon NV (Insurance)	15,624,909
145,448	Akzo Nobel NV (Materials)	11,178,802

		26,803,711

Norway — 2.0%
297,399	Aker Kvaerner ASA (Energy)	8,468,033
69,442	Schibsted ASA (Media)	3,153,945

		11,621,978

Russia — 4.3%
285,457	OAO Gazprom ADR (Energy)	15,129,221
2,383,992	Sberbank RF (Banks)	10,081,118

		25,210,339

Singapore — 2.3%
962,000	DBS Group Holdings Ltd. (Banks)	13,383,402

South Korea — 1.0%
54,790	LG Chem Ltd. (Materials)	5,866,390

Spain — 1.6%
336,379	Indra Sistemas SA (Software & Services)	9,188,453

Sweden — 0.3%
71,427	Tele2 AB Class B (Telecommunication Services)	1,630,154

Switzerland — 2.8%
86,900	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	16,595,282

Taiwan — 3.2%
9,824,450	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,627,020

United Kingdom — 13.4%
117,708	Anglo American PLC (Materials)	7,931,257
680,369	Invesco PLC (Diversified Financials)	8,792,210
2,833,593	Old Mutual PLC (Insurance)	9,813,405
749,547	Prudential PLC (Insurance)	10,449,368
452,667	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	10,742,376
1,640,745	Tesco PLC (Food & Staples Retailing)	16,163,979
3,938,127	Vodafone Group PLC (Telecommunication Services)	14,736,913

		78,629,508

TOTAL COMMON STOCKS		$560,814,268

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.1%
JPMorgan Chase Euro — Time Deposit
$17,998,776	4.623%	12/03/07	$17,998,776

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$578,813,044

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 4.3%
Boston Global Investment Trust — Enhanced Portfolio
25,428,700	4.866%	$25,428,700

TOTAL INVESTMENTS — 103.1%		$604,241,744

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(18,302,923)

NET ASSETS — 100.0%		$585,938,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,262,591, which represents approximately 3.1% of net assets as of November 30, 2007.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
SDR	— Special Drawing Right

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.5%
Banks	9.0
Capital Goods	10.2
Diversified Financials	6.9
Energy	6.8
Food & Staples Retailing	5.9
Food, Beverage & Tobacco	2.7
Insurance	6.1
Materials	12.7
Media	0.5
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Real Estate	5.4
Semiconductors & Semiconductor Equipment	3.2
Short-term Investments#	7.4
Software & Services	3.7
Telecommunication Services	9.3

TOTAL INVESTMENTS	103.1%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2007, the following future contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50	179	December 2007	$11,540,525	$527,785

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$575,907,889

Gross unrealized gain	48,555,273
Gross unrealized loss	(20,221,418)

Net unrealized security gain	$28,333,855

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Automobiles & Components — 11.3%
17,900	Denso Corp.	$735,699
54,000	Mazda Motor Corp.	292,091
19,000	NGK Spark Plug Co. Ltd.	337,871
12,300	Stanley Electric Co. Ltd.	302,876
19,900	Tokai Rubber Industries, Inc.	328,292
39,100	Toyota Motor Corp.	2,216,841

		4,213,670

Banks — 11.1%
125,200	Mitsubishi UFJ Financial Group, Inc.	1,236,398
82	Mizuho Financial Group, Inc.	442,834
173	Sumitomo Mitsui Financial Group, Inc.	1,489,020
63,000	The Chiba Bank Ltd.	543,112
77,000	The Hiroshima Bank Ltd.	455,318

		4,166,682

Capital Goods — 17.3%
39,000	Asahi Glass Co. Ltd.	545,684
23,000	Daifuku Co. Ltd.	324,404
3,100	Fanuc Ltd.	324,716
60,000	Fuji Electric Holdings Co. Ltd.	222,600
42,000	Fujikura Ltd.	209,038
6,300	Glory Ltd.	171,363
20,000	JTEKT Corp.	345,556
34,000	Kinden Corp.	277,446
24,400	Komatsu Ltd.	746,963
28,200	Mitsubishi Corp.	818,849
38,000	Mitsui & Co. Ltd.	877,166
35,100	Sumitomo Electric Industries Ltd.	546,628
109,000	Taisei Corp.	322,327
43,000	Toshiba Machine Co. Ltd.	342,312
25,000	Toshiba Plant Systems & Services Corp.(a)	255,817
4,300	Union Tool Co.	145,460

		6,476,329

Consumer Durables & Apparel — 1.5%
27,400	Casio Computer Co. Ltd.	349,851
22,900	Pioneer Corp.	217,333

		567,184

Diversified Financials — 3.3%
46,300	Nomura Holdings, Inc.	835,781
1,950	ORIX Corp.	402,964

		1,238,745

Energy — 0.9%
43,500	Nippon Mining Holdings, Inc.	322,657

Food & Staples Retailing — 1.4%
20,600	Seven & I Holdings Co. Ltd.	516,935

Food, Beverage & Tobacco — 0.7%
24,000	Ajinomoto Co., Inc.	264,521

Insurance — 3.0%
43,000	Mitsui Sumitomo Insurance Co. Ltd.	468,206
177	Sony Financial Holdings, Inc.*	669,037

		1,137,243

Materials — 11.0%
48,000	Hitachi Metals Ltd.	665,858
16,300	JSR Corp.	394,951
41,000	Mitsubishi Gas Chemical Co., Inc.	425,376
57,000	Sanyo Special Steel Co. Ltd.	398,700
8,900	Shin-Etsu Chemical Co. Ltd.	530,478
188,000	Sumitomo Metal Industries Ltd.	838,628
14,000	Sumitomo Metal Mining Co. Ltd.	292,068
166,000	Sumitomo Osaka Cement Co. Ltd.	333,044
67,000	Ube Industries Ltd. (Japan)	244,265

		4,123,368

Shares	Description	Value
Common Stocks — (continued)
Media — 0.9%
203	Fuji Television Network, Inc.	$333,836

Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
10,500	Astellas Pharma, Inc.	468,464
7,600	Daiichi Sankyo Co. Ltd.	238,497
14,700	Takeda Pharmaceutical Co. Ltd.	943,363

		1,650,324

Real Estate — 3.5%
33,000	Mitsui Fudosan Co. Ltd.	851,988
17,500	Nomura Real Estate Holdings, Inc.	474,923

		1,326,911

Retailing — 3.2%
17,100	AOKI Holdings, Inc.	328,537
7,600	Fast Retailing Co. Ltd.	500,542
7,650	Nitori Co. Ltd.	374,882

		1,203,961

Semiconductors & Semiconductor Equipment — 3.3%
5,800	Disco Corp.	343,448
10,200	Elpida Memory, Inc.*	345,378
5,800	Rohm Co. Ltd.	531,011

		1,219,837

Software & Services — 2.7%
1,000	Nintendo Co. Ltd.	614,042
5,700	NS Solutions Corp.	165,436
16,400	NSD Co. Ltd.	237,245

		1,016,723

Technology Hardware & Equipment — 8.6%
9,950	Canon, Inc.	524,836
63,000	Fujitsu Ltd.	445,601
11,800	Hamamatsu Photonics K.K.	415,643
14,000	Japan Aviation Electronics Industry Ltd.	212,287
7,100	Nihon Dempa Kogyo Co. Ltd.	329,050
21,000	Shimadzu Corp.	210,910
72,000	Toshiba Corp.	589,936
38,000	Yaskawa Electric Corp.	501,499

		3,229,762

Telecommunication Services — 2.6%
217	Nippon Telegraph & Telephone Corp.	984,645

Transportation — 5.2%
83	Central Japan Railway Co.	877,954
48,000	Sankyu, Inc.(a)	295,358
36,000	The Sumitomo Warehouse Co. Ltd.	209,353
49,000	Tokyu Corp.	343,883
17,000	Yamato Holdings Co. Ltd.	238,366

		1,964,914

Utilities — 2.0%
26,900	Kyushu Electric Power Co., Inc.	731,380

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$36,689,627

	Interest
Shares	Rate	Value
Securities Lending Collateral (b) — 0.8%
Boston Global Investment Trust — Enhanced Portfolio
282,330	4.866%	$282,330

TOTAL INVESTMENTS — 98.7%		$36,971,957

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		504,576

NET ASSETS — 100.0%		$37,476,533

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	11.3%
Banks	11.1
Capital Goods	17.3
Consumer Durables & Apparel	1.5
Diversified Financials	3.3
Energy	0.9
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	0.7
Insurance	3.0
Materials	11.0
Media	0.9
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Real Estate	3.5
Retailing	3.2
Semiconductors & Semiconductor Equipment	3.3
Short-term Investment#	0.8
Software & Services	2.7
Technology Hardware & Equipment	8.6
Telecommunication Services	2.6
Transportation	5.2
Utilities	2.0

TOTAL INVESTMENTS	98.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investment includes securities lending collateral.

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$32,228,387

Gross unrealized gain	5,919,124
Gross unrealized loss	(1,175,554)

Net unrealized security gain	$4,743,570

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 85.2%
Australia — 1.3%
525,965	Challenger Financial Services Group Ltd. (Diversified Financials)	$2,590,926

Austria — 0.7%
33,309	Semperit AG Holdings(a) (Automobiles & Components)	1,338,683

Bermuda — 0.8%
334,944	Energy XXI Acquisition Corp. (Bermuda) Ltd.* (Energy)	1,731,660

Brazil — 1.0%
52,653	Tim Participacoes SA ADR Preference Shares(a) (Telecommunication Services)	2,042,410

Canada — 1.6%
106,918	Oilexco, Inc.* (Energy)	1,588,306
907,200	Primeline Energy Holdings, Inc.* (Energy)	1,633,042

		3,221,348

Cyprus — 2.0%
116,820	Bank of Cyprus Public Co. Ltd. (Banks)	2,264,160
102,336	ProSafe SE (a) (Energy)	1,752,192

		4,016,352

Finland — 0.7%
33,023	Vacon Oyj(a) (Capital Goods)	1,452,424

France — 2.9%
120,275	Hi-Media SA (Media)	1,129,931
33,881	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,923,113
42,577	Rodriguez Group* (Consumer Durables & Apparel)	1,409,185
15,423	SeLoger.com* (Media)	929,872
16,145	Societe Television Francaise 1 (Media)	445,119

		5,837,220

Germany — 12.3%
30,371	Arques Industries AG (Diversified Financials)	1,196,860
63,141	AWD Holdings AG (Diversified Financials)	2,122,025
30,085	Bilfinger Berger AG (Capital Goods)	2,444,012
84,092	CENTROTEC Sustainable AG*(a) (Materials)	1,802,782
109,974	Curanum AG(a) (Health Care Equipment & Services)	1,494,695
123,751	Deutz AG*(a) (Capital Goods)	1,337,999
73,351	IDS Scheer AG(a) (Software & Services)	1,710,819
16,047	Merck KGAA (Pharmaceuticals, Biotechnology & Life Sciences)	2,084,278
118,716	Pfleiderer AG (Capital Goods)	2,397,731
35,703	Rheinmetall AG (Capital Goods)	2,961,179
61,619	Surteco AG (Consumer Durables & Apparel)	2,705,672
52,561	Symrise* (Materials)	1,527,321
78,973	Thielert AG*(a) (Capital Goods)	1,158,897

		24,944,270

India — 2.0%
98,282	Indiabulls Financial Services Ltd. (Diversified Financials)	1,826,099
142,683	Indiabulls Real Estate Ltd.* (Real Estate)	2,167,972

		3,994,071

Ireland — 0.7%
53,187	DCC PLC (Capital Goods)	1,354,659

Italy — 4.2%
91,922	Banca Popolare Di Milano Scarl (Banks)	1,330,505
78,895	Geox SpA (Consumer Durables & Apparel)	1,762,559
270,805	Gruppo Coin SpA* (Retailing)	2,115,342
538,209	Safilo Group SpA(a) (Consumer Durables & Apparel)	1,934,650
370,864	Unipol Gruppo Finanziario SpA (Insurance)	1,438,672

		8,581,728

Japan — 15.0%
96,700	AOKI Holdings, Inc.(a) (Retailing)	1,857,865
41,400	As One Corp. (Health Care Equipment & Services)	1,079,685
27,800	C. Uyemura & Co. Ltd. (Materials)	1,245,952
46,400	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	1,634,392
70,500	Hitachi Tool Engineering Ltd. (Capital Goods)	832,088

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
87,900	Iwai Securities Co. Ltd.(a) (Diversified Financials)	$1,235,298
240,000	Japan Asia Investment Co. Ltd. (Diversified Financials)	1,455,471
66,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	1,000,779
172,000	Kinden Corp. (Capital Goods)	1,403,548
32,200	Lawson, Inc. (Food & Staples Retailing)	1,176,521
44,500	Matsuda Sangyo Co. Ltd. (Commercial Services & Supplies)	1,247,389
294,000	Nachi-Fujikoshi Corp. (Capital Goods)	1,246,067
56,569	Optex Co. Ltd.(a) (Technology Hardware & Equipment)	888,701
153,400	PRONEXUS, Inc. (a) (Commercial Services & Supplies)	1,332,639
90,000	ROHTO Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,077,071
25,900	Ryohin Keikaku Co. Ltd. (Retailing)	1,600,464
315,000	Sankyu, Inc.(a) (Transportation)	1,938,284
60,000	Sec Carbon Ltd. (Capital Goods)	778,858
89,000	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	1,475,705
435,000	The Fuji Fire & Marine Insurance Co. Ltd. (Insurance)	1,398,351
302,000	The Higashi-Nippon Bank Ltd. (Banks)	1,086,746
62,800	Tokyu Community Corp. (Real Estate)	1,615,546
78,800	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	1,661,765

		30,269,185

Luxembourg — 0.7%
11,575	Millicom International Cellular SA SDR* (Telecommunication Services)	1,390,969

Mexico — 0.8%
100,000	Maxcom Telecomunicacione SAB de CV ADR* (Telecommunication Services)	1,626,000

Netherlands — 1.9%
85,489	Aalberts Industries NV (Capital Goods)	1,794,243
47,010	Ballast Nedam NV CVA (Capital Goods)	2,066,688

		3,860,931

Norway — 2.8%
56,945	Aker Kvaerner ASA (Energy)	1,621,432
131,509	Aker Yards AS (Capital Goods)	2,025,509
47,108	Schibsted ASA (Media)	2,139,570

		5,786,511

Russia — 1.1%
7,950	OAO Open Investments* (Real Estate)	2,242,424

Singapore — 3.6%
434,000	Cosco Corp. (Singapore) Ltd. (Transportation)	2,134,696
3,945,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	2,728,779
2,282,000	Suntec Real Estate Investment Trust (Real Estate)	2,442,749

		7,306,224

South Korea — 1.3%
78,580	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	2,602,088

Spain — 2.1%
153,065	Fluidra SA* (Utilities)	1,327,884
104,919	Indra Sistemas SA (Software & Services)	2,865,944

		4,193,828

Sweden — 1.1%
96,847	Tele2 AB Class B (Telecommunication Services)	2,210,306

Switzerland — 1.4%
106,974	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,632,611
4,125	Swiss Life Holding* (Insurance)	1,161,592

		2,794,203

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 23.2%
82,712	Arriva PLC (Transportation)	$1,387,589
67,550	Atkins WS PLC (Commercial Services & Supplies)	1,678,207
757,302	Chrysalis Group PLC (Media)	1,714,297
92,164	Cookson Group PLC (Capital Goods)	1,412,823
111,662	CSR PLC* (Semiconductors & Semiconductor Equipment)	1,460,853
343,373	CVS Group PLC* (Health Care Equipment & Services)	1,715,436
831,166	Dawnay Day Carpathian PLC (Real Estate)	1,636,295
174,327	European Capital Ltd. (Diversified Financials)	1,930,251
76,800	Firstgroup PLC (Transportation)	1,119,317
983,211	Galiform PLC* (Retailing)	1,888,225
19,277	Gem Diamonds Ltd.* (Materials)	451,485
177,053	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,684,635
75,818	Greene King PLC (Consumer Services)	1,275,542
418,968	Hansard Global PLC (Insurance)	2,153,391
46,328	Homeserve PLC (Commercial Services & Supplies)	1,695,511
235,654	Informa PLC (Media)	2,148,268
135,121	Inspicio PLC* (Commercial Services & Supplies)	589,302
53,655	Kazakhmys PLC (Materials)	1,479,035
676,596	McBride PLC (Household & Personal Products)	2,194,324
378,984	Minerva PLC* (Real Estate)	1,240,272
166,730	Mondi PLC (Materials)	1,326,141
382,012	Morgan Crucible Co. (Capital Goods)	2,053,462
38,509	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	913,869
145,927	Sibir Energy PLC (Energy)	1,646,429
1,468,059	Speymill Deutsche Immobilien Co. PLC (Real Estate)	1,921,635
594,100	Tanfield Group PLC* (Capital Goods)	1,719,637
453,980	Taylor Wimprey PLC (Consumer Durables & Apparel)	1,920,073
180,862	Unite Group PLC (Real Estate)	1,520,621
511,315	Whatman PLC (Capital Goods)	1,993,584

		46,870,509

TOTAL COMMON STOCKS		$172,258,929

Exchange Traded Funds — 5.4%
Canada — 5.4%
53,300	iShares CDN S&P/TSX 60 Index Fund	$4,295,128
73,841	iShares CDN S&P/TSX MidCap Index Fund	6,562,578

		$10,857,706

		Expiration
Units	Description	Month	Value
Warrants* — 0.5%
Bermuda — 0.5%
Energy XXI Acquisition Corp. (Bermuda) Ltd.(b) (Energy)
760,332		10/09	$973,225

Canada — 0.0%
Primeline Energy Holdings, Inc.(b) (Energy)
652,500		04/08	—

United Kingdom — 0.0%
Oriel Resources PLC(b) (Materials)
31,958		02/10	14,126

TOTAL WARRANTS			$987,351

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 8.5%
JPMorgan Chase Euro — Time Deposit
$17,242,965	4.623%	12/03/07	$17,242,965

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$201,346,951

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 7.2%
Boston Global Investment Trust — Enhanced Portfolio
14,571,285	4.866%	$14,571,285

TOTAL INVESTMENTS — 106.8%		$215,918,236

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8%)		(13,702,844)

NET ASSETS — 100.0%		$202,215,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $987,351, which represents approximately 0.5% of net assets as of November 30, 2007.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
SDR	— Special Drawing Right

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	0.7%
Banks	2.3
Capital Goods	15.0
Commercial Services & Supplies	4.0
Consumer Durables & Apparel	6.1
Consumer Services	0.6
Diversified Financials	7.5
Energy	5.4
Exchange Traded Funds	5.4
Food & Staples Retailing	0.6
Health Care Equipment & Services	2.1
Household & Personal Products	1.1
Insurance	3.0
Materials	3.9
Media	4.2
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Real Estate	7.3
Retailing	3.7
Semiconductors & Semiconductor Equipment	1.5
Short-term Investments#	15.7
Software & Services	2.3
Technology Hardware & Equipment	1.7
Telecommunication Services	3.6
Transportation	3.3
Utilities	0.7

TOTAL INVESTMENTS	106.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain/(Loss)

Dow Jones EURO STOXX 50	73	December 2007	$4,706,471	$(26,769)
FTSE 100 Index	24	December 2007	3,188,454	(77,951)
HKFE Hang Seng Index	6	December 2007	1,112,774	84,748
Nikkei 225 (OSE)	15	December 2007	2,123,476	(168,628)
SPI 200 Index	7	December 2007	1,015,093	(24,928)

TOTAL	125		$12,146,268	$(213,528)

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$205,816,728

Gross unrealized gain	24,663,887
Gross unrealized loss	(14,562,379)

Net unrealized security gain	$10,101,508

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Brazil — 11.6%
4,342,200	Banco do Estado do Rio Grande do Sul Preference B Shares* (Banks)	$27,854,800
4,001,600	Companhia Vale do Rio Doce Preference A Shares (Materials)	116,407,341
1,692,158	NET Servicos de Comunicacao SA Preference Shares* (Media)	25,108,162
512,560	Petroleo Brasileiro SA ADR Preference Shares (Energy)	41,604,495
803,749	Rossi Residencial SA (Consumer Durables & Apparel)	23,560,557
19,378	Telemig Celular SA Preference G Shares*(a) (Telecommunication Services)	8,647,515
567,913	Tim Participacoes SA ADR Preference Shares(b) (Telecommunication Services)	22,029,345

		265,212,215

China — 10.3%
66,088,000	China Construction Bank Corp. Class H (Banks)	63,825,893
5,584,000	China Shenhua Energy Co. Ltd. Class H (Energy)	33,179,135
10,456,000	China Shipping Development Co. Ltd. Class H (Transportation)	28,755,119
16,522,000	Dongfeng Motor Group Co. Ltd. (Automobiles & Components)	12,818,292
6,603,200	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	28,447,778
40,756,000	Huadian Power International Co. Class H (Utilities)	21,498,651
25,085,000	PetroChina Co. Ltd. Class H (Energy)	48,213,895

		236,738,763

Egypt — 2.5%
506,290	Orascom Telecom Holding SAE GDR (Telecommunication Services)	39,541,249
5,006,292	Telecom Egypt (Telecommunication Services)	17,727,791

		57,269,040

Hong Kong — 4.3%
5,364,000	China Mobile Ltd. (Telecommunication Services)	98,083,436

India — 7.0%
334,239	Bajaj Auto Ltd. (Automobiles & Components)	22,844,777
1,241,473	Indiabulls Financial Services Ltd. (Diversified Financials)	23,066,813
1,508,742	Indiabulls Real Estate Ltd.* (Real Estate)	22,924,313
735,400	Infosys Technologies Ltd. (Software & Services)	29,870,063
489,303	Reliance Industries Ltd. (Energy)	35,373,038
2,464,460	Satyam Computer Services Ltd. (Software & Services)	27,344,739

		161,423,743

Israel — 0.9%
2,689,471	Mizrahi Tefahot Bank Ltd. (Banks)	20,571,414

Malaysia — 1.1%
21,394,000	Resorts World Berhad (Consumer Services)	24,288,317

Mexico — 6.3%
8,403,333	Axtel SAB de CV* (Telecommunication Services)	20,608,678
10,286,985	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	29,236,446
8,505,775	Corp. Moctezuma SAB de CV (Materials)	23,308,514
3,920,714	Empresas ICA SAB de CV* (Capital Goods)	23,004,877
215,441	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	9,895,205
10,439,570	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	37,432,187

		143,485,907

Pakistan — 1.0%
2,385,600	MCB Bank Ltd. (Banks)	14,500,553
337,273	MCB Bank Ltd. GDR(a) (Banks)	8,200,287

		22,700,840

Peru — 1.7%
686,070	Companhia de Minas Buenaventura SA ADR (Materials)	38,303,288

Shares	Description	Value
Common Stocks — (continued)
Russia — 13.5%
642,542	LUKOIL ADR(b) (Energy)	$54,744,579
108,654	MMC Norilsk Nickel (Materials)	30,952,886
112,116	North-West Telecom ADR (Telecommunication Services)	9,557,889
2,197,114	OAO Gazprom ADR (Energy)	116,447,042
631,557	OAO Open Investments GDR* (Real Estate)	22,420,273
14,016,121	Sberbank RF (Banks)	59,269,564
541,693	X 5 Retail Group NV GDR* (Food & Staples Retailing)	16,952,150

		310,344,383

South Africa — 9.7%
1,456,329	ABSA Group Ltd. (Banks)	27,296,834
208,100	Anglo Platinum Ltd. (Materials)	29,716,679
8,756,926	FirstRand Ltd. (Diversified Financials)	27,580,504
2,079,882	Massmart Holdings Ltd. (Food & Staples Retailing)	22,312,047
931,407	Sasol Ltd. (Energy)	47,091,078
1,566,410	Telkom South Africa Ltd. (Telecommunication Services)	33,630,694
1,258,241	Tiger Brands Ltd. (Food, Beverage & Tobacco)	33,496,067

		221,123,911

South Korea — 12.0%
918,560	Daewoo Engineering & Construction Co. Ltd. (Capital Goods)	25,926,896
676,060	Dongkuk Steel Mill Co. Ltd. (Materials)	35,895,688
93,791	Hana Financial Group, Inc. (Banks)	4,427,423
661,650	Hyundai Motor Co. Preference Shares (Automobiles & Components)	23,404,831
586,201	Kookmin Bank (Banks)	42,397,444
292,470	LG Chem Ltd. (Materials)	31,314,895
2,209,100	ON*Media Corp.* (Media)	15,886,551
34,556	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	21,213,129
122,778	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	53,894,856
659,340	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	21,833,296

		276,195,009

Taiwan — 10.3%
26,237,278	Advanced Semiconductor Engineering, Inc.	26,854,936
	(Semiconductors & Semiconductor Equipment)
23,428,973	AU Optronics Corp. (Technology Hardware & Equipment)	45,974,185
36,841,000	Chinatrust Financial Holding Co. Ltd.* (Banks)	26,860,628
15,224,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	19,827,174
1,688,700	High Tech Computer Corp. (Technology Hardware & Equipment)	31,584,264
5,162,603	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	33,239,907
27,378,475	Taiwan Semiconductor Manufacturing Co. Ltd.
	(Semiconductors & Semiconductor Equipment)	51,909,206

		236,250,300

Thailand — 2.1%
10,585,000	Siam Commercial Bank PCL (Banks)	25,799,911
8,840,100	Thai Oil PCL (Energy)	22,551,917

		48,351,828

Turkey — 3.2%
3,858,872	Turkcell Iletisim Hizmet AS (Telecommunication Services)	42,233,908
3,466,220	Turkiye Garanti Bankasi AS (Banks)	30,190,126

		72,424,034

TOTAL COMMON STOCKS		$2,232,766,424

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

		Maturity
Shares	Description	Date	Value
Equity-Linked Note* — 0.8%
Taiwan — 0.8%
ProMOS Technologies, Inc. (Citigroup Global Markets)(a) (Semiconductors & Semiconductor Equipment)
72,853,479		01/20/10	$19,653,657

Shares	Description	Value
Exchange Traded Fund — 0.9%
Other — 0.9%
138,054	iShares MSCI Emerging Markets Index Fund(b)	$21,315,538

Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
True Corp. PCL(a) (Telecommunication Services)
91,200		04/08	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.9%
JPMorgan Chase Euro — Time Deposit
$42,616,266	4.623%	12/03/07	$42,616,266

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,316,351,885

	Interest
Shares	Rate	Value
Securities Lending Collateral (c) — 1.4%
Boston Global Investment Trust — Enhanced Portfolio
31,531,450	4.866%	$31,531,450

TOTAL INVESTMENTS — 102.5%		$2,347,883,335

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(56,961,950)

NET ASSETS — 100.0%		$2,290,921,385

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,501,459, which represents approximately 1.6% of net assets as of November 30, 2007.

(b) All or a portion of security is on loan.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.6%
Banks	15.3
Capital Goods	2.1
Consumer Durables & Apparel	3.3
Consumer Services	1.1
Diversified Financials	2.2
Energy	17.4
Exchange Traded Fund	0.9
Food & Staples Retailing	3.3
Food, Beverage & Tobacco	1.5
Materials	13.4
Media	1.8
Real Estate	3.2
Semiconductors & Semiconductor Equipment	7.6
Short-term Investments#	3.3
Software & Services	2.5
Technology Hardware & Equipment	4.8
Telecommunication Services	13.6
Transportation	1.7
Utilities	0.9

TOTAL INVESTMENTS	102.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,894,812,940

Gross unrealized gain	525,292,407
Gross unrealized loss	(72,222,012)

Net unrealized security gain	$453,070,395

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
China — 8.0%
3,898,000	China Construction Bank Corp. Class H (Banks)	$3,764,577
989,125	China COSCO Holdings Co. Ltd. Class H (Transportation)	3,727,043
1,070,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,986,392
829,000	China Shenhua Energy Co. Ltd. Class H (Energy)	4,925,771
1,570,000	Fosun International* (Materials)	1,923,696

		19,327,479

Hong Kong — 24.3%
6,948,000	China Grand Forestry Resources Group Ltd.* (Materials)	2,048,229
622,000	China Insurance International Holdings Co. Ltd.* (Insurance)	1,679,026
722,000	China Mobile Ltd. (Telecommunication Services)	13,202,133
1,744,000	China Overseas Land & Investment Ltd. (Real Estate)	3,984,030
3,924,000	CNOOC Ltd. (Energy)	7,236,904
470,400	Esprit Holdings Ltd. (Retailing)	7,092,906
631,500	Henderson Land Development Co. Ltd. (Real Estate)	5,625,873
2,145,000	Huabao International Holdings Ltd. (Retailing)	2,223,761
374,000	Kerry Properties Ltd. (Real Estate)	3,412,614
1,692,000	Pacific Basin Shipping Ltd. (Transportation)	3,497,267
2,416,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)	3,602,391
5,518,000	Shougang Concord International Enterprises Co. Ltd. (Materials)	2,331,664
2,136,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	2,477,559

		58,414,357

India — 10.5%
181,559	Axis Bank Ltd. (Banks)	4,263,323
121,061	GVK Power & Infrastructure Ltd.* (Utilities)	2,345,031
171,573	Indiabulls Financial Services Ltd. (Diversified Financials)	3,187,860
162,443	Indiabulls Real Estate Ltd.* (Real Estate)	2,468,211
824,106	Infrastructure Development Finance Co. Ltd. (Diversified Financials)	4,281,793
43,264	Reliance Industries Ltd. (Energy)	3,127,672
1,757,471	Spice Communications Ltd.* (Telecommunication Services)	2,151,100
163,244	Tata Steel Ltd. (Materials)	3,422,185

		25,247,175

Indonesia — 6.6%
1,640,500	PT Astra International Tbk (Automobiles & Components)	4,402,189
4,722,500	PT Bank Rakyat Indonesia (Banks)	3,947,640
5,785,500	PT Medco Energi Internasional Tbk (Energy)	3,352,598
3,960,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	4,289,648

		15,992,075

Malaysia — 2.1%
781,000	Bumiputra-Commerce Holdings Berhad (Banks)	2,489,021
2,264,000	Resorts World Berhad (Consumer Services)	2,570,288

		5,059,309

Pakistan — 1.6%
652,757	MCB Bank Ltd. (Banks)	3,967,697

Philippines — 1.0%
5,720,600	Robinsons Land Corp. (Real Estate)	2,466,125

Singapore — 8.5%
861,000	Cosco Corp. (Singapore) Ltd. (Transportation)	4,234,962
1,105,000	Hyflux Ltd. (Capital Goods)	2,683,043
4,500,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	3,112,676
1,427,000	Olam International Ltd. (Food & Staples Retailing)	3,033,502
323,000	Singapore Exchange Ltd. (Diversified Financials)	3,152,601
303,000	United Overseas Bank Ltd. (Banks)	4,155,165

		20,371,949

Shares	Description	Value
Common Stocks — (continued)
South Korea — 18.5%
79,350	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Capital Goods)	$3,919,548
45,510	Dongkuk Steel Mill Co. Ltd. (Materials)	2,416,372
112,873	Hana Financial Group, Inc. (Banks)	5,328,193
10,571	Hanmi Pharm Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,786,653
5,520	Hyundai Heavy Industries (Capital Goods)	2,834,759
34,213	Kookmin Bank (Banks)	2,474,482
198,370	Korea Exchange Bank (Banks)	3,118,553
179,350	Korean Reinsurance Co. (Insurance)	2,564,415
21,589	LG Chem Ltd. (Materials)	2,311,544
51,000	LG Electronics, Inc. (Consumer Durables & Apparel)	5,324,948
3,204	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,966,862
6,060	Samsung Electronics Co. Ltd. Preference Shares	2,660,109
	(Semiconductors & Semiconductor Equipment)
38,090	Samsung Engineering Co. Ltd. (Capital Goods)	4,406,006
28,286	Taewoong Co. Ltd. (Capital Goods)	3,378,062

		44,490,506

Taiwan — 14.9%
1,872,189	AU Optronics Corp. (Technology Hardware & Equipment)	3,673,757
3,950,000	Chinatrust Financial Holding Co. Ltd.* (Banks)	2,879,929
1,671,774	CHIPBOND Technology Corp. (Semiconductors & Semiconductor Equipment)	1,721,531
293,800	High Tech Computer Corp. (Technology Hardware & Equipment)	5,495,030
1,057,957	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	6,811,756
385,075	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,068,054
254,850	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	2,434,094
2,924,956	Taiwan Semiconductor Manufacturing Co. Ltd.	5,545,676
	(Semiconductors & Semiconductor Equipment)
1,460,220	Zyxel Communications Corp. (Technology Hardware & Equipment)	2,124,453

		35,754,280

Thailand — 3.0%
1,117,600	Siam Commercial Bank PCL (Banks)	2,724,042
1,771,100	Thai Oil PCL (Energy)	4,518,241

		7,242,283

TOTAL COMMON STOCKS		$238,333,235

		Maturity
Shares	Description	Date	Value
Equity Linked Note* — 0.0%
Pakistan — 0.0%
1,721	MCB Bank Ltd. (Citigroup Global Markets)(a) (Banks)	01/20/10	$10,461

		Expiration
Units	Description	Month	Value
Rights* — 0.2%
India — 0.2%
179,569	Tata Steel Co. Ltd. (Materials)	12/07	$499,805
Thailand — 0.0%
198,411	True Corp. PCL(a) (Telecommunication Services)	04/08	—

TOTAL RIGHTS			$499,805

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.5%
JPMorgan Chase Euro — Time Deposit
$1,195,646	4.623%	12/03/07	$1,195,646

TOTAL INVESTMENTS — 99.7%			$240,039,147

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			645,050

NET ASSETS — 100.0%			$240,684,197

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $0, which represents approximately 0.0% of net assets as of November 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.8%
Banks	18.3
Capital Goods	7.1
Consumer Durables & Apparel	3.7
Consumer Services	1.1
Diversified Financials	5.7
Energy	9.6
Food & Staples Retailing	1.3
Insurance	1.8
Materials	6.2
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Real Estate	7.5
Retailing	3.9
Semiconductors & Semiconductor Equipment	8.0
Short-term Investment	0.5
Technology Hardware & Equipment	7.5
Telecommunication Services	8.2
Transportation	4.8
Utilities	1.0

TOTAL INVESTMENTS	99.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$179,262,567

Gross unrealized gain	64,767,197
Gross unrealized loss	(3,990,617)

Net unrealized security gain	$ 60,776,580

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 94.1%
Brazil — 24.4%
1,803,957	Banco do Estado do Rio Grande do Sul Preference B Shares* (Banks)	$11,572,213
1,190,003	Companhia Vale do Rio Doce ADR (Materials)	41,150,304
107,600	Companhia Vale do Rio Doce Preference A Shares (Materials)	3,130,105
660,405	GVT Holding SA* (Telecommunication Services)	13,888,140
414,219	Iguatemi Empresa de Shopping Centers SA (Real Estate)	6,146,162
933,131	NET Servicos de Comunicacao SA Preference Shares* (Media)	13,845,755
321,800	Petroleo Brasileiro SA ADR Preference Shares (Energy)	26,120,506
407,099	Rossi Residencial SA (Consumer Durables & Apparel)	11,933,426
508,361	Santos-Brasil SA (Transportation)	6,635,604
609	Telemig Celular SA Preference G Shares*(a) (Telecommunication Services)	271,769
277,646	Tim Participacoes SA ADR Preference Shares(b) (Telecommunication Services)	10,769,888
134,760	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	20,176,267

		165,640,139

China — 21.4%
3,806,000	Angang Steel Co. Ltd. Class H (Materials)	11,848,683
26,917,000	China Construction Bank Corp. Class H (Banks)	25,995,666
8,810,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Energy)	13,418,919
3,371,500	China Shenhua Energy Co. Ltd. Class H (Energy)	20,032,854
4,022,000	China Shipping Development Co. Ltd. Class H (Transportation)	11,060,931
7,888,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	6,119,760
3,380,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	14,565,097
18,816,000	Huadian Power International Co. Class H (Utilities)	9,925,376
13,006,000	PetroChina Co. Ltd. Class H (Energy)	24,997,804
5,957,500	Shui On Land Ltd. (Real Estate)	7,367,579

		145,332,669

Hong Kong — 7.8%
2,332,500	China Mobile Ltd. (Telecommunication Services)	42,650,935
8,990,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	10,427,555

		53,078,490

India — 18.1%
169,914	Bajaj Auto Ltd. (Automobiles & Components)	11,613,389
424,362	GVK Power & Infrastructure Ltd.* (Utilities)	8,220,171
710,595	ICICI Bank Ltd. (Banks)	21,085,383
478,699	Indiabulls Financial Services Ltd. (Diversified Financials)	8,894,322
748,606	Indiabulls Real Estate Ltd.* (Real Estate)	11,374,561
367,155	Infosys Technologies Ltd. (Software & Services)	14,912,895
18,702	Infosys Technologies Ltd. ADR (Software & Services)	788,289
2,356,786	Ishaan Real Estate PLC* (Real Estate)	4,947,295
182,819	JAI Corp. Ltd.* (Material)	4,750,102
207,094	Reliance Industries Ltd. (Energy)	14,971,386
1,103,605	Satyam Computer Services Ltd. (Software & Services)	12,245,194
509,453	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	9,012,422

		122,815,409

Russia — 22.4%
387,034	Eurasia Drilling Co. Ltd. GDR*(a) (Energy)	9,772,608
255,441	LUKOIL ADR (Energy)	21,763,573
198,850	Magnitogorsk Iron & Steel Works GDR (Materials)	3,467,846
344,500	Magnitogorsk Iron & Steel Works GDR(a) (Materials)	6,028,750
65,313	MMC Norilsk Nickel (Material)	18,606,088
747,405	OAO Gazprom ADR (Energy)	39,608,165
93,728	OAO Open Investments GDR* (Real Estate)	3,327,344

Shares	Description	Value
Common Stocks — (continued)
Russia — (continued)
72,790	Pharmstandard* (Pharmaceuticals, Biotechnology & Life Sciences)	$4,345,563
2,523,321	Raspadskaya (Materials)	13,223,037
6,098,044	Sberbank RF (Banks)	25,786,622
187,044	X 5 Retail Group NV GDR* (Food & Staples Retailing)	5,853,497

		151,783,093

TOTAL COMMON STOCKS		$638,649,800

		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 2.7%
China — 2.7%
China Merchants Bank Co. Ltd. (Merrill Lynch International & Co.)(a) (Banks)
1,776,752		01/05/09	$9,471,867
Xiamen King Long Motor Co. Ltd. (Calyon Financial Products)(a) (Capital Goods)
3,432,246		07/12/10	8,819,664

			$18,291,531

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 5.0%
JPMorgan Chase Euro — Time Deposit
$34,030,662	4.623%	12/03/07	$34,030,662

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$690,971,993

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 1.7%
Boston Global Investment Trust — Enhanced Portfolio
11,227,280	4.866%	$11,227,280

TOTAL INVESTMENTS — 103.5%		$702,199,273

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(24,072,378)

NET ASSETS — 100.0%		$678,126,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $34,364,658 which represents approximately 5.1% of net assets as of November 30, 2007.

(b) All or a portion of this security is on loan.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	4.1%
Banks	16.8
Capital Goods	1.3
Consumer Durables & Apparel	1.8
Diversified Financials	1.3
Energy	25.2
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	1.3
Materials	15.1
Media	2.0
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Real Estate	7.0
Short-term Investments#	6.7
Software & Services	4.1
Telecommunication Services	10.0
Transportation	2.6
Utilities	2.7

TOTAL INVESTMENTS	103.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

H-Shares Index	115	December 2007	$12,788,035	820,917

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$587,659,257

Gross unrealized gain	125,035,507
Gross unrealized loss	(10,495,491)

Net unrealized security gain	$114,540,016

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 90.1%
Brazil — 10.4%
39,201	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	$1,134,085
6,700	Petroleo Brasileiro SA ADR Preference Shares (Energy)	543,839
12,456	Rossi Residencial SA (Consumer Durables & Apparel)	365,127
5,691	Tim Participacoes SA ADR Preference Shares(a) (Telecommunication Services)	220,754

		2,263,805

China — 12.5%
628,000	China Construction Bank Corp. Class H (Banks)	606,504
58,500	China Shenhua Energy Co. Ltd. Class H (Energy)	347,596
140,000	China Shipping Development Co. Ltd. Class H (Transportation)	385,015
192,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	148,960
118,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	511,812
226,000	Huaneng Power International, Inc. Class H (Utilities)	241,854
236,000	PetroChina Co. Ltd. Class H (Energy)	453,597

		2,695,338

Egypt — 2.2%
6,216	Orascom Telecom Holding SAE GDR (Telecommunication Services)	485,470

Hong Kong — 4.3%
50,500	China Mobile Ltd. (Telecommunication Services)	923,418

India — 1.7%
11,655	Indiabulls Financial Services Ltd. (Diversified Financials)	216,552
500	Infosys Technologies Ltd. (Software & Services)	20,309
296	Reliance Industries Ltd. (Energy)	21,399
9,867	Satyam Computer Services Ltd. (Software & Services)	109,481

		367,741

Mexico — 8.1%
10,200	America Movil SAB de CV ADR Series L (Telecommunication Services)	628,932
123,085	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	349,818
11,700	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	379,080
113,567	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	407,206

		1,765,036

Pakistan — 1.1%
9,480	MCB Bank Ltd. GDR (Banks)	230,492

Peru — 2.1%
8,341	Companhia de Minas Buenaventura SA ADR (Materials)	465,678

Russia — 14.0%
5,714	LUKOIL ADR (Energy)	486,833
1,378	MMC Norilsk Nickel (Materials)	392,559
23,542	OAO Gazprom ADR (Energy)	1,247,726
137,970	Sberbank RF (Banks)	583,430
10,338	X 5 Retail Group NV GDR* (Food & Staples Retailing)	323,525

		3,034,073

South Africa — 10.7%
15,147	ABSA Group Ltd. (Banks)	283,909
2,800	Anglo Platinum Ltd. (Materials)	399,840
1	Discovery Holdings Ltd. (Insurance)	3
119,518	FirstRand Ltd. (Diversified Financials)	376,430
10,900	Sasol Ltd. (Energy)	551,094
15,704	Telkom SA Ltd. (Telecommunication Services)	337,163
13,651	Tiger Brands Ltd. (Food, Beverage & Tobacco)	363,408

		2,311,847

South Korea — 7.8%
5,229	Kookmin Bank ADR (Banks)	379,102
3,250	POSCO ADR (Materials)	513,077
100	Samsung Electronics Co. Ltd. GDR Preference Shares (Semiconductors & Semiconductor Equipment)	22,358
3,500	Samsung Electronics Co. Ltd. GDR (Semiconductors & Semiconductor Equipment)	777,000

		1,691,537

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 11.5%
28,500	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	143,355
223,893	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	229,164
225,344	AU Optronics Corp. (Technology Hardware & Equipment)	442,188
302,000	Chinatrust Financial Holding Co. Ltd.* (Banks)	220,187
2,800	Hon Hai Precision Industry Co. Ltd. GDR (Technology Hardware & Equipment)	35,757
95,400	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	614,242
704,000	ProMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	189,918
324,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	614,299

		2,489,110

Turkey — 3.7%
35,435	Turkcell Iletisim Hizmet AS (Telecommunication Services)	387,823
47,685	Turkiye Garanti Bankasi AS (Banks)	415,327

		803,150

TOTAL COMMON STOCKS		$19,526,695

		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 9.2%
India — 2.6%
Infosys Technologies Ltd. (Citigroup Global Markets)(b) (Software & Services)
8,386		01/19/09	$340,618
Satyam Computer Services Ltd. (Citigroup Global Markets)(b) (Software & Services)
20,863		01/19/09	231,488

			572,106

South Korea — 6.5%
Daewoo Engineering & Contruction Co. Ltd. (Deutsche Bank AG)(b) (Capital Goods)
10,742		07/13/17	303,199
Hyundai Motor Co. (Citigroup Global Markets)(b) (Automobiles & Components)
8,069		01/17/12	285,428
LG Chemical Ltd. (JPMorgan International Derivatives Ltd.)(b) (Materials)
2,957		01/11/08	316,607
Reliance Industry (UBS AG London)(b) (Energy)
6,878		07/19/10	497,229

			1,402,463

Taiwan — 0.1%
ProMOS Technologies, Inc. (Citigroup Global Markets)(b) (Semiconductors & Semiconductor Equipment)
99,000		01/20/10	26,707

TOTAL EQUITY-LINKED NOTES			$2,001,276

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 5.5%
JPMorgan Chase Euro — Time Deposit
$1,183,492	4.623%	12/03/07	$1,183,492

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$22,711,463

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 1.8%
Boston Global Investment Trust — Enhanced Portfolio
391,720	4.866%	$391,720

TOTAL INVESTMENTS — 106.6%		$23,103,183

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(1,426,379)

NET ASSETS — 100.0%		$21,676,804

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,001,276, which represents approximately 9.2% of net assets as of November 30, 2007.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.0%
Banks	12.5
Capital Goods	1.4
Consumer Durables & Apparel	3.3
Diversified Financials	2.7
Energy	19.2
Food & Staples Retailing	3.4
Food, Beverage & Tobacco	3.4
Insurance	0.0
Materials	14.9
Real Estate	2.4
Semiconductors & Semiconductor Equipment	9.2
Short-term Investments#	7.3
Software & Services	3.2
Technology Hardware & Equipment	5.0
Telecommunication Services	13.8
Transportation	1.8
Utilities	1.1

TOTAL INVESTMENTS	106.6%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$21,661,811

Gross unrealized gain	2,173,689
Gross unrealized loss	(732,317)

Net unrealized security gain	$ 1,441,372

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

Schedule of Investments

November 30, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. The economies, industries, securities and currency markets of Brazil, Russia, India and China (the “BRIC countries”) as well as other Emerging Markets may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

     The BRIC and Concentrated Emerging Markets Equity Funds are non-diversified funds that invest in concentrated portfolios of equity investments in emerging markets such as the BRIC countries, South Africa, and Taiwan. These portfolios contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.